INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of income taxes
	2020	2019
Income tax provision attributable to:
Federal	$(250,771)	$(272,800)
State and local	(69,671)	(75,792)
Valuation allowance	320,442	(348,592)
Net provision for income tax	$-	$-

Schedule of deferred tax assets
	2020	2019
Deferred tax asset attributable to:
Net operating loss carryover	$1,593,282	$1,347,378
Accrued management fees, related party	155,063	80,825
Valuation allowance	(1,748,345)	(1,427,903)
Net deferred tax asset	$-	$-

Schedule of effective tax rate
	2020	2019

Tax at federal statutory rate	21.0%	21.0%
State, net of federal benefit	0.2%	0.9%
Change in temporary differences	(0.0)%	0.0)%
Permanent differences	(20.2)	(17.9)%
Valuation allowance	(0.9)%	(4.1)%
Provision for taxes	-